Finance Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finance Lease Liabilities [Line Items]
Minimum lease payments	₩ 556,276	₩ 731,788
Present value of minimum lease payments	418,260	541,179
Less than 1 year [Member]
Finance Lease Liabilities [Line Items]
Minimum lease payments	174,534	175,512
Present value of minimum lease payments	131,792	121,176
1~5 Years [Member]
Finance Lease Liabilities [Line Items]
Minimum lease payments	272,994	404,029
Present value of minimum lease payments	204,069	306,282
More than 5 years [Member]
Finance Lease Liabilities [Line Items]
Minimum lease payments	108,748	152,247
Present value of minimum lease payments	₩ 82,399	₩ 113,721